UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

January 31, 2009 (Unaudited)	Columbia Core Bond Fund

		Par ($)	Value ($)
Mortgage-Backed Securities — 45.2%
Federal Home Loan Mortgage Corp.
	5.000% 08/01/35	2,527,244	2,570,918
	5.000% 10/01/35	22,723,776	23,116,471
	5.000% 12/01/36	11,707,413	11,900,585
	5.000% 03/01/37	2,985,681	3,034,777
	5.500% 01/01/37	129,805,593	132,931,744
	7.000% 12/01/10	17,502	18,022
	7.000% 12/01/14	49,024	51,512
	7.000% 11/01/25	4,146	4,373
	7.000% 03/01/27	3,724	3,951
	7.000% 10/01/31	29,110	30,849
	7.500% 09/01/25	1,923	2,044
	7.500% 10/01/29	88,626	93,980
	8.000% 06/01/26	2,350	2,494
	9.500% 09/01/10	1,350	1,383
	9.500% 04/01/11	325	345
	9.500% 09/01/16	890	979
	10.000% 05/01/11	2,468	2,633
Federal National Mortgage Association
	4.856% 04/01/38(a)	9,849,127	10,074,020
	4.903% 04/01/38(a)	9,743,034	9,971,302
	5.000% 03/01/37	31,267,769	31,822,771
	5.000% 05/01/37	7,874,882	8,014,218
	5.000% 09/01/37	29,161,830	29,679,452
	5.000% 03/01/38	23,452,469	23,867,431
	5.000% 04/01/38	47,490,365	48,330,647
	5.000% 05/01/38	59,087,271	60,132,746
	5.000% 06/01/38	10,683,978	10,873,018
	5.000% 01/01/39	43,380,000	44,147,555
	5.199% 08/01/36(a)	119,751	120,264
	5.240% 09/01/12	2,348,311	2,427,772
	5.500% 02/01/37	8,735,476	8,949,095
	5.764% 09/01/37(a)	8,560,638	8,854,432
	7.000% 06/01/32	12,661	13,453
	7.500% 10/01/15	26,382	27,643
	7.500% 01/01/30	12,223	13,007
	7.500% 03/01/30	19,208	20,424
	7.785% 02/01/19	1,773,953	1,888,125
	8.000% 12/01/09	2	2
	8.000% 12/01/29	255,045	270,868
	8.000% 02/01/30	18,366	19,509

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	8.000% 03/01/30	59,995	63,813
	8.000% 04/01/30	67,912	72,234
	8.000% 05/01/30	5,267	5,603
	8.500% 08/01/17	1,210	1,294
	10.000% 10/01/20	75,111	83,423
	10.000% 12/01/20	156,868	173,870
	TBA:
	4.000% 02/01/39(b)	95,000,000	94,421,094
	4.500% 02/01/39(b)	89,000,000	89,584,018
Government National Mortgage Association
	4.625% 07/20/21(a)	49,393	49,812
	4.625% 07/20/22(a)	55,683	56,039
	5.375% 04/20/22(a)	227,029	231,427
	7.000% 05/15/12	29,565	31,140
	7.000% 09/15/13	30,731	32,375
	7.000% 11/15/22	53,490	57,449
	7.000% 10/15/23	26,368	28,299
	7.000% 06/15/26	177,310	189,998
	7.000% 10/15/27	20,289	21,744
	7.000% 05/15/28	40,189	43,041
	7.000% 06/15/28	7,910	8,472
	7.000% 12/15/28	37,832	40,517
	7.000% 08/15/29	20,549	21,998
	7.000% 02/15/30	6,967	7,456
	7.000% 05/15/32	164,328	174,825
	7.500% 04/15/26	125,613	133,880
	7.500% 02/15/27	14,116	15,039
	7.500% 09/15/29	452,170	481,736
	7.500% 03/15/30	82,264	87,651
	8.000% 06/15/25	3,861	4,108
	8.000% 10/15/25	17,735	18,866
	8.000% 01/15/26	11,765	12,521
	8.000% 02/15/26	2,370	2,522
	8.000% 05/15/26	2,158	2,297
	8.000% 06/15/26	10,787	11,476
	8.000% 03/15/27	18,563	19,814
	9.000% 11/15/17	43,636	46,751
	9.500% 08/15/20	1,859	2,025
	9.500% 12/15/20	1,291	1,406
	10.000% 05/15/16	2,838	3,131
	10.000% 07/15/17	14,958	16,467

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	10.000% 08/15/17	3,933	4,330
	10.000% 08/15/18	99	110
	11.500% 06/15/13	17,044	19,559

	Total Mortgage-Backed Securities (cost of $644,106,064)		659,568,444
Corporate Fixed-Income Bonds & Notes — 22.4%
BASIC MATERIALS — 0.5%
Chemicals — 0.2%
Dow Chemical Co.
	5.700% 05/15/18	2,485,000	1,977,297
Lubrizol Corp.
	6.500% 10/01/34	1,000,000	733,272
Chemicals Total			2,710,569
Iron/Steel — 0.3%
Nucor Corp.
	5.000% 06/01/13	2,575,000	2,613,808
	5.850% 06/01/18	1,575,000	1,531,905
Iron/Steel Total			4,145,713
BASIC MATERIALS TOTAL			6,856,282
COMMUNICATIONS — 2.4%
Media — 1.1%
Comcast Corp.
	5.700% 05/15/18	1,680,000	1,633,429
	6.300% 11/15/17	770,000	772,274
	6.950% 08/15/37	1,635,000	1,670,241
Time Warner Cable, Inc.
	6.200% 07/01/13(c)	3,620,000	3,563,492
	7.300% 07/01/38	3,015,000	3,135,337
Time Warner, Inc.
	6.875% 05/01/12(c)	3,435,000	3,450,584
Viacom, Inc.
	5.750% 04/30/11	1,635,000	1,563,781
	6.875% 04/30/36	250,000	183,984
Media Total			15,973,122
Telecommunication Services — 1.3%
AT&T, Inc.
	4.950% 01/15/13	765,000	779,742
	5.625% 06/15/16	2,275,000	2,285,845
	6.550% 02/15/39	2,535,000	2,525,671
British Telecommunications PLC
	5.150% 01/15/13	565,000	521,014

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Telefonica Emisiones SAU
	6.221% 07/03/17	1,325,000	1,393,688
	6.421% 06/20/16	2,500,000	2,646,600
Verizon Wireless Capital LLC
	5.550% 02/01/14(d)	7,610,000	7,560,155
	8.500% 11/15/18(d)	1,630,000	1,870,115
Telecommunication Services Total			19,582,830
COMMUNICATIONS TOTAL			35,555,952
CONSUMER CYCLICAL — 1.2%
Airlines — 0.0%
Continental Airlines, Inc.
	7.461% 04/01/15	701,713	491,199
Airlines Total			491,199
Entertainment — 0.3%
Walt Disney Co.
	4.500% 12/15/13	3,340,000	3,441,342
Entertainment Total			3,441,342
Home Builders — 0.0%
D.R. Horton, Inc.
	5.625% 09/15/14	365,000	266,450
Home Builders Total			266,450
Restaurants — 0.2%
McDonald’s Corp.
	5.000% 02/01/19	510,000	524,522
	5.700% 02/01/39	3,200,000	3,302,861
Restaurants Total			3,827,383
Retail — 0.7%
Best Buy Co., Inc.
	6.750% 07/15/13	3,735,000	3,392,923
CVS Pass-Through Trust
	5.298% 01/11/27(d)	785,529	562,631
	6.036% 12/10/28(d)	3,330,668	2,541,699
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	455,000	363,529

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Starbucks Corp.
	6.250% 08/15/17	2,710,000	2,541,359
Retail Total			9,402,141
CONSUMER CYCLICAL TOTAL			17,428,515
CONSUMER NON-CYCLICAL — 1.9%
Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc.
	7.750% 01/15/19(d)	1,780,000	1,805,677
Bottling Group LLC
	5.125% 01/15/19	1,700,000	1,717,799
PepsiCo, Inc.
	7.900% 11/01/18	2,530,000	3,137,607
SABMiller PLC
	6.200% 07/01/11(d)	2,755,000	2,757,086
Beverages Total			9,418,169
Food — 0.6%
Campbell Soup Co.
	4.500% 02/15/19	2,440,000	2,374,542
ConAgra Foods, Inc.
	7.000% 10/01/28	3,160,000	3,083,933
Kraft Foods, Inc.
	6.500% 08/11/17	1,405,000	1,442,825
Kroger Co.
	8.000% 09/15/29	2,260,000	2,496,507
Food Total			9,397,807
Household Products/Wares — 0.3%
Clorox Co.
	5.950% 10/15/17	900,000	906,584
Fortune Brands, Inc.
	5.125% 01/15/11	3,815,000	3,814,798
Household Products/Wares Total			4,721,382
Pharmaceuticals — 0.3%
Wyeth
	5.500% 02/15/16	3,680,000	3,844,470
Pharmaceuticals Total			3,844,470
CONSUMER NON-CYCLICAL TOTAL			27,381,828
ENERGY — 2.8%
Oil & Gas — 1.3%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	1,445,000	1,083,034

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Devon Energy Corp.
	6.300% 01/15/19	1,230,000	1,230,808
Gazprom International SA
	7.201% 02/01/20	189,177	155,598
Hess Corp.
	7.300% 08/15/31	1,980,000	1,729,025
Marathon Oil Corp.
	6.000% 07/01/12	3,065,000	3,073,824
Nexen, Inc.
	5.875% 03/10/35	3,495,000	2,448,195
Qatar Petroleum
	5.579% 05/30/11(d)	1,552,902	1,480,947
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(d)	2,130,000	1,773,417
Talisman Energy, Inc.
	5.850% 02/01/37	2,145,000	1,349,765
Valero Energy Corp.
	6.625% 06/15/37	2,235,000	1,659,646
	6.875% 04/15/12	2,547,000	2,569,248
Oil & Gas Total			18,553,507
Oil & Gas Services — 0.6%
Halliburton Co.
	5.900% 09/15/18	4,095,000	4,392,727
Weatherford International Ltd.
	5.150% 03/15/13	4,500,000	4,144,594
	7.000% 03/15/38	1,090,000	786,577
Oil & Gas Services Total			9,323,898
Pipelines — 0.9%
Duke Capital LLC
	4.370% 03/01/09	1,415,000	1,415,238
Enbridge Energy Partners LP
	7.500% 04/15/38	1,060,000	896,834
Energy Transfer Partners LP
	6.000% 07/01/13	3,820,000	3,597,034
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	1,945,000	1,841,042
ONEOK Partners LP
	6.850% 10/15/37	835,000	670,667
Plains All American Pipeline LP
	6.500% 05/01/18	635,000	531,772

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — (continued)
TEPPCO Partners LP
	7.625% 02/15/12	1,311,000	1,250,011
TransCanada Pipelines Ltd.
	6.350% 05/15/67(a)	5,900,000	3,357,578
Pipelines Total			13,560,176
ENERGY TOTAL			41,437,581
FINANCIALS — 9.3%
Banks — 6.7%
American Express Centurion Bank
	4.375% 07/30/09	1,265,000	1,247,622
American Express Credit Corp.
	5.875% 05/02/13	1,640,000	1,587,141
ANZ National International Ltd.
	6.200% 07/19/13(d)	5,490,000	5,321,594
Bank of New York Mellon Corp.
	4.500% 04/01/13	2,100,000	2,095,027
	5.125% 08/27/13	1,125,000	1,146,246
Capital One Capital IV
	6.745% 02/17/37(a)	3,185,000	1,597,026
Capital One Financial Corp.
	5.700% 09/15/11	4,485,000	4,284,260
Citigroup, Inc.
	5.000% 09/15/14	1,280,000	1,035,459
	6.500% 08/19/13	6,540,000	6,249,029
Comerica Bank
	5.200% 08/22/17	440,000	324,028
Deutsche Bank AG London
	4.875% 05/20/13	7,200,000	7,038,461
Goldman Sachs Group, Inc.
	6.750% 10/01/37	650,000	494,092
HSBC Bank USA
	3.875% 09/15/09	4,145,000	4,136,785
HSBC Holdings PLC
	6.800% 06/01/38	590,000	559,201
JPMorgan Chase & Co.
	6.000% 01/15/18	6,655,000	6,682,132
JPMorgan Chase Capital XX
	6.550% 09/29/36	565,000	427,886
JPMorgan Chase Capital XXII
	6.450% 02/02/37	1,930,000	1,440,836

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
KeyBank NA
	5.800% 07/01/14	1,770,000	1,557,779
Keycorp
	6.500% 05/14/13	5,850,000	5,627,220
Lloyds TSB Group PLC
	6.267% 12/31/49(a)(d)	2,455,000	609,437
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	2,490,000	2,284,440
Merrill Lynch & Co., Inc.
	5.700% 05/02/17	3,850,000	3,157,982
	6.050% 08/15/12	645,000	627,118
	6.150% 04/25/13	2,200,000	2,123,070
	7.750% 05/14/38	2,075,000	1,966,554
Morgan Stanley
	5.750% 10/18/16	3,105,000	2,683,080
National Australia Bank Ltd.
	5.350% 06/12/13(d)	3,530,000	3,345,582
National City Bank of Cleveland
	6.200% 12/15/11	715,000	681,280
National City Bank of Kentucky
	6.300% 02/15/11	1,275,000	1,249,954
National City Corp.
	4.900% 01/15/15	655,000	601,764
	5.750% 02/01/09	1,945,000	1,945,000
	6.875% 05/15/19	2,135,000	1,856,355
Northern Trust Co.
	6.500% 08/15/18	4,485,000	4,682,246
Northern Trust Corp.
	5.500% 08/15/13	1,865,000	1,923,087
Regions Financing Trust II
	6.625% 05/15/47(a)	1,075,000	566,319
Scotland International Finance No. 2
	4.250% 05/23/13(d)	1,700,000	1,454,245
Union Planters Corp.
	4.375% 12/01/10	1,665,000	1,614,104
USB Capital IX
	6.189% 04/15/42(a)	4,720,000	1,982,400
Wachovia Capital Trust III
	5.800% 03/15/42(a)	4,820,000	2,458,200
Wachovia Corp.
	5.500% 05/01/13	2,975,000	3,066,222

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
	5.750% 02/01/18	3,700,000	3,641,359
Banks Total			97,371,622
Diversified Financial Services — 0.4%
Eaton Vance Corp.
	6.500% 10/02/17	1,970,000	1,710,480
International Lease Finance Corp.
	4.750% 07/01/09	630,000	606,780
	4.875% 09/01/10	2,435,000	2,022,143
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13(e)(f)	6,620,000	926,800
	6.875% 05/02/18(e)(f)	505,000	70,700
Diversified Financial Services Total			5,336,903
Insurance — 1.7%
Hartford Life Global Funding Trusts
	2.166% 09/15/09(a)	3,530,000	3,412,839
ING Groep NV
	5.775% 12/29/49(a)	2,845,000	1,095,040
Liberty Mutual Group, Inc.
	7.500% 08/15/36(d)	4,615,000	3,040,907
Metropolitan Life Global Funding I
	5.125% 04/10/13(d)	5,650,000	5,407,575
New York Life Global Funding
	4.650% 05/09/13(d)	6,080,000	5,997,744
Principal Life Income Funding Trusts
	5.300% 04/24/13	5,930,000	5,681,302
Insurance Total			24,635,407
Real Estate Investment Trusts (REITs) — 0.2%
Camden Property Trust
	5.375% 12/15/13	1,744,000	1,306,258
Highwoods Properties, Inc.
	5.850% 03/15/17	995,000	588,081
Hospitality Properties Trust
	5.625% 03/15/17	2,140,000	1,121,392
Real Estate Investment Trusts (REITs) Total			3,015,731
Savings & Loans — 0.3%
World Savings Bank
	4.125% 12/15/09	3,905,000	3,896,671

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Savings & Loans — (continued)
	4.500% 06/15/09	630,000	627,685
Savings & Loans Total			4,524,356
FINANCIALS TOTAL			134,884,019
INDUSTRIALS — 1.5%
Aerospace & Defense — 0.2%
Raytheon Co.
	7.200% 08/15/27	2,595,000	2,766,869
Aerospace & Defense Total			2,766,869
Machinery — 0.6%
Caterpillar Financial Services Corp.
	4.250% 02/08/13	2,830,000	2,758,684
	5.450% 04/15/18	2,790,000	2,601,198
	6.200% 09/30/13	300,000	314,678
Caterpillar, Inc.
	8.250% 12/15/38	2,040,000	2,348,652
John Deere Capital Corp.
	4.950% 12/17/12	1,035,000	1,038,823
Machinery Total			9,062,035
Transportation — 0.7%
BNSF Funding Trust I
	6.613% 12/15/55(a)	800,000	554,000
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	785,000	693,196
	7.950% 08/15/30	1,260,000	1,336,822
Union Pacific Corp.
	5.700% 08/15/18	1,835,000	1,758,220
	6.650% 01/15/11	5,550,000	5,717,255
Transportation Total			10,059,493
INDUSTRIALS TOTAL			21,888,397
TECHNOLOGY — 0.5%
Software — 0.5%
Oracle Corp.
	5.000% 01/15/11	2,455,000	2,562,028

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — (continued)
	6.500% 04/15/38	3,995,000	4,344,139
Software Total			6,906,167
TECHNOLOGY TOTAL			6,906,167
UTILITIES — 2.3%
Electric — 2.0%
American Electric Power Co., Inc.
	5.250% 06/01/15	1,465,000	1,343,050
Carolina Power & Light Co.
	5.125% 09/15/13	2,545,000	2,663,119
Commonwealth Edison Co.
	4.700% 04/15/15	1,250,000	1,158,020
	5.900% 03/15/36	790,000	671,713
	5.950% 08/15/16	2,825,000	2,775,627
	6.150% 09/15/17	1,200,000	1,188,544
	6.950% 07/15/18	1,575,000	1,433,321
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38(c)	3,595,000	3,870,988
Duke Energy Corp.
	5.300% 10/01/15	2,400,000	2,427,449
Exelon Generation Co. LLC
	6.200% 10/01/17	1,000,000	942,780
FPL Energy National Wind LLC
	5.608% 03/10/24(d)	808,210	631,551
Hydro Quebec
	8.500% 12/01/29	1,195,000	1,687,432
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	2,855,000	2,945,826
Oncor Electric Delivery Co.
	5.950% 09/01/13(d)	2,370,000	2,317,884
Southern California Edison Co.
	5.000% 01/15/16	2,500,000	2,522,700
Southern Power Co.
	6.375% 11/15/36	850,000	694,504
Electric Total			29,274,508
Gas — 0.3%
Atmos Energy Corp.
	6.350% 06/15/17	1,760,000	1,590,706
Nakilat, Inc.
	6.067% 12/31/33(d)	1,895,000	1,180,509

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Gas — (continued)
Southern California Gas Co.
	2.373% 12/01/09(a)	2,080,000	2,025,111
Gas Total			4,796,326
UTILITIES TOTAL			34,070,834

	Total Corporate Fixed-Income Bonds & Notes (cost of $356,336,590)		326,409,575
Commercial Mortgage-Backed Securities — 9.0%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	14,889,000	13,656,809
	4.933% 02/13/42(a)	2,707,000	2,252,158
	5.145% 01/12/45	7,043,725	6,680,300
	5.588% 09/11/42	9,635,000	7,144,807
Chase Commercial Mortgage Securities Corp.
	6.484% 02/12/16(a)(d)	12,585,000	12,456,939
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	3,765,000	3,219,990
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.225% 07/15/44(a)	8,510,000	7,160,184
GS Mortgage Securities Corp. II
	6.526% 08/15/18(d)	5,725,000	5,665,492
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.878% 01/15/42	2,000,000	1,667,196
	5.255% 07/12/37(a)	3,875,000	3,556,065
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	7,150,000	6,688,027
	5.124% 11/15/32(a)	6,865,000	6,241,868
	5.611% 04/15/41	3,504,976	3,160,909
	6.462% 03/15/31	6,825,000	6,725,850
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.599% 12/15/30(a)	4,064,051	54,016
Merrill Lynch Mortgage Trust
	4.747% 06/12/43(a)	7,500,000	6,152,572
Morgan Stanley Capital I
	4.970% 12/15/41	7,949,000	7,095,336
	4.989% 08/13/42	3,940,000	3,267,172
	5.168% 01/14/42	4,110,000	3,502,491

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.208% 11/14/42(a)	3,495,000	2,877,761
	5.328% 11/12/41	6,000,000	4,300,415
	5.811% 08/12/41(a)	4,770,000	3,592,118
Morgan Stanley Dean Witter Capital I
	4.920% 03/12/35	6,335,000	5,810,582
	5.980% 01/15/39	5,145,000	4,994,516
Wachovia Bank Commercial Mortgage Trust
	5.609% 03/15/45(a)	5,052,000	2,494,670

	Total Commercial Mortgage-Backed Securities (cost of $145,119,845)		130,418,243
Asset-Backed Securities — 9.0%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	1,778,879	1,643,814
	4.730% 07/06/10	784,849	781,086
Bay View Auto Trust
	5.310% 06/25/14	2,550,000	2,229,707
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	2,568	2,082
Capital Auto Receivables Asset Trust
	5.500% 04/20/10(d)	1,850,000	1,803,429
	5.730% 03/15/11	4,000,000	3,238,299
Capital One Multi-Asset Execution Trust
	4.850% 11/15/13	3,675,000	3,594,954
	4.850% 02/18/14	9,330,000	9,085,459
Capital One Prime Auto Receivables Trust
	4.890% 01/15/12	5,960,000	5,917,167
Chase Issuance Trust
	4.260% 05/15/13	9,360,000	9,395,444
Citibank Credit Card Master Trust I
	5.875% 03/10/11	4,000,000	4,008,574
CitiFinancial Mortgage Securities, Inc.
	2.645% 04/25/34	502,252	450,903
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35	2,800,000	579,625
	5.666% 08/25/35	1,885,000	197,785
Daimler Chrysler Auto Trust
	4.940% 02/08/12	7,891,000	7,507,200
Discover Card Master Trust
	5.100% 10/15/13	11,765,000	11,401,167

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Equity One ABS, Inc.
	0.729% 07/25/34(a)	416,020	169,666
First Plus Home Loan Trust
	7.720% 05/10/24	15,634	15,622
Ford Credit Auto Owner Trust
	5.150% 11/15/11	6,525,000	6,228,488
	5.160% 04/15/13	9,405,000	7,940,342
	5.680% 06/15/12	2,300,000	1,752,271
Franklin Auto Trust
	5.360% 05/20/16	4,980,000	4,660,039
GE Capital Credit Card Master Note Trust
	4.130% 06/15/13	7,891,000	7,700,391
GE Equipment Small Ticket LLC
	4.620% 12/22/14(d)	314,091	307,022
	5.120% 06/22/15(d)	1,413,516	1,311,089
Green Tree Financial Corp.
	8.250% 07/15/27(a)	429,002	367,718
GS Auto Loan Trust
	4.980% 11/15/13	321,812	321,505
GSAA Trust
	4.316% 11/25/34(a)	1,287,532	1,049,594
Honda Auto Receivables Owner Trust
	4.470% 01/18/12	7,020,000	7,002,588
Long Beach Auto Receivables Trust
	4.522% 06/15/12	1,955,059	1,860,082
Oakwood Mortgage Investors, Inc.
	7.100% 08/15/27	230,609	217,402
Origen Manufactured Housing
	4.490% 05/15/18	387,536	374,401
Residential Funding Mortgage Securities II, Inc.
	4.700% 08/25/34	540,695	480,721
USAA Auto Owner Trust
	4.280% 10/15/12	11,575,000	11,480,297
	4.900% 02/15/12	8,652,822	8,683,744
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	5,000,000	3,682,449
WFS Financial Owner Trust
	4.620% 11/19/12	3,500,000	3,370,953

	Total Asset-Backed Securities (cost of $142,372,603)		130,813,079

		Par ($)	Value ($)
Government & Agency Obligations — 6.0%
FOREIGN GOVERNMENT OBLIGATIONS — 2.0%
European Investment Bank
	4.250% 07/15/13	3,295,000	3,497,402
	5.125% 05/30/17	5,935,000	6,516,126
Export-Import Bank of Korea
	5.500% 10/17/12	700,000	640,334
Kreditanstalt fuer Wiederaufbau
	4.500% 07/16/18	6,195,000	6,484,337
Pemex Project Funding Master Trust
	5.750% 03/01/18	5,765,000	4,900,250
Province of Quebec
	4.625% 05/14/18	6,395,000	6,385,503
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			28,423,952
U.S. GOVERNMENT AGENCY — 0.8%
Resolution Funding Corp., Strips
	(g) 01/15/21(h)(i)	19,755,000	11,471,452
U.S. GOVERNMENT AGENCY TOTAL			11,471,452
U.S. GOVERNMENT OBLIGATIONS — 3.2%
U.S. Treasury Bond
	4.375% 02/15/38(i)	10,755,000	12,190,126
U.S. Treasury Inflation Indexed Notes
	1.625% 01/15/18(h)	20,820,002	20,332,023
	3.000% 07/15/12(h)	3,044,165	3,153,566
U.S. Treasury Notes
	1.500% 12/31/13	5,760,000	5,675,852
	3.750% 11/15/18	5,320,000	5,729,002
U.S. GOVERNMENT OBLIGATIONS TOTAL			47,080,569

	Total Government & Agency Obligations (cost of $84,665,659)		86,975,973
Collateralized Mortgage Obligations — 1.1%
AGENCY — 0.6%
Federal Home Loan Mortgage Corp.
	I.O.,
	5.500% 05/15/27	608,779	9,747
Federal National Mortgage Association
	4.717% 08/25/12	3,964,964	4,069,909
	5.500% 09/25/35	3,992,761	4,020,999
Vendee Mortgage Trust
	I.O.:
	0.301% 03/15/29(a)	7,691,163	113,628

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
	0.439% 03/15/28(a)	5,857,317	119,819
AGENCY TOTAL			8,334,102
NON - AGENCY — 0.5%
American Home Mortgage Investment Trust
	0.499% 06/25/36(a)	2,254,467	1,984,129
Countrywide Alternative Loan Trust
	5.500% 09/25/35	4,707,483	368,185
JPMorgan Mortgage Trust
	4.958% 07/25/34(a)	4,264,733	3,547,305
Washington Mutual, Inc.
	4.668% 04/25/35(a)	2,500,000	2,382,516
NON-AGENCY TOTAL			8,282,135

	Total Collateralized Mortgage Obligations (cost of $21,590,272)		16,616,237

		Shares
Securities Lending Collateral — 2.3%
	State Street Navigator Securities Lending Prime Portfolio (j) (7 day yield of 1.900%)	34,105,989	34,105,989

	Total Securities Lending Collateral (cost of $34,105,989)		34,105,989

		Par ($)
Short-Term Obligation — 12.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 01/30/09, due 02/02/09, at 0.210%, collateralized by U.S. Government Agency Obligations with various maturities to 05/15/29, market value $189,430,433 (repurchase proceeds $185,719,250)	185,716,000	185,716,000

	Total Short-Term Obligation (cost of $185,716,000)		185,716,000

	Total Investments — 107.7% (cost of $1,614,013,022)(k)(l)		1,570,623,540

	Obligation to Return Collateral for Securities Loaned — (2.3)%		(34,105,989)

	Other Assets & Liabilities, Net — (5.4)%		(78,314,678)

	Net Assets — 100.0%		1,458,202,873

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

Credit default swap contracts are marked daily based upon quotations for market makers.

On May 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 — Quoted Prices	$265,191,670	$744,980
	Level 2 — Other Significant Observable Inputs	1,304,940,671	486,376
	Level 3 — Significant Unobservable Inputs	491,199	—
	Total	$1,570,623,540	$1,231,356

*Other financial instruments consist of open futures contracts and credit default swap contracts which are not included in the investment portfolio.

The fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending January 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of April 30, 2008	$653,291	$—
	Accretion of discounts/ Amortization of premiums	—	—
	Realized gain	561	—
	Change in unrealized depreciation	(154,267)	—
	Net sales	(8,386)	—
	Transfers into and or out of Level 3	—	—
	Balance as of January 31, 2009	$491,199	$—

	The change in unrealized losses attributable to securities owned at January 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $154,267.

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2009.

(b)	Security purchased on a delayed delivery basis.

(c)	This security or a portion of this security is pledged as collateral for credit default swaps. The total market value of these securities amounted to $10,885,064.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities, which are not illiquid, amounted to $71,202,726, which represents 4.9% of net assets.

(e)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued.  At January 31, 2009, the value of these securities amounted to $997,500, which represents less than 0.1% of net assets.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees, the value of these securities amounted to $997,500, which represent less than 0.1% of net assets.

(g)	Zero coupon bond.

(h)	All or a portion of this security was on loan at January 31, 2009. The total market value of securities on loan at January 31, 2009 is $33,315,851.

(i)	A portion of this security with a market value of $2,720,251 is pledged as collateral for open futures contracts.

(j)	Investment made with cash collateral received from securities lending activity.

(k)	Cost for federal income tax purposes is $1,613,391,151.

(l)	Unrealized appreciation and depreciation at January 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$31,893,998	$(74,661,609)	$(42,767,611)

At January 31, 2009, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Notes	550	$64,994,531	$63,273,167	Mar-2009	$1,721,364
10-Year U.S. Treasury Notes	250	30,667,969	30,996,906	Mar-2009	(328,937)
30-Year U.S. Treasury Notes	200	25,340,625	25,988,072	Mar-2009	(647,447)
					$744,980

At January 31, 2009, the Fund has entered into the following credit default swap contracts:

Swap Counterparty	Referenced Obligation	Buy/Sell Protection	Receive/Pay Fixed Rate	Expiration Date	Notional Amount	Value of Contract
Morgan Stanley	Limited Brands, Inc. 6.125% 12/01/12	Buy	(5.270)%	12/20/13	$500,000	$4,278
Barclays	Limited Brands, Inc. 6.125% 12/01/12	Buy	(6.150)%	03/20/14	500,000	(13,177)
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	(3.600)%	12/20/13	5,070,000	496,536
Barclays	SLM Corp. 5.125% 08/27/12	Sell	4.750%	03/20/09	2,200,000	(1,261)
						$486,376

Acronym	Name

I.O.	Interest Only
TBA	To Be Announced

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 23, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	March 23, 2009